SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE - Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	$ 1,213,028	$ 1,158,519	$ 1,053,019
Property, plant and equipment	415,214	415,311
Goodwill	132,894	107,677
Intangible assets	124,274	115,049
Other assets	13,310	10,518
Canada
Disclosure of geographical areas [line items]
Revenue	119,287	104,842	96,434
Property, plant and equipment	34,984	36,855
Goodwill	12,309	12,032
Intangible assets	13,167	13,595
Other assets	165	205
Germany
Disclosure of geographical areas [line items]
Revenue	25,387	26,082	24,361
United States
Disclosure of geographical areas [line items]
Revenue	966,729	923,239	834,989
Property, plant and equipment	300,950	296,719
Goodwill	93,680	68,039
Intangible assets	98,718	85,924
Other assets	12,919	10,258
Other
Disclosure of geographical areas [line items]
Revenue	101,625	104,356	$ 97,235
Property, plant and equipment	42	0
India
Disclosure of geographical areas [line items]
Property, plant and equipment	54,518	57,857
Goodwill	26,905	27,606
Intangible assets	12,389	15,530
Other assets	192	22
Portugal
Disclosure of geographical areas [line items]
Property, plant and equipment	24,720	23,880
Other assets	$ 34	$ 33